Schedule of finance expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Interest expenses	$ 147,128	$ 158,912
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest expenses	26,129	28,492
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Interest expenses	$ 120,999	$ 130,420